EQUITY - Schedule of Warrant Activity (Details) - USD ($)		9 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2023	Dec. 31, 2024	Mar. 31, 2024
Capital Unit [Line Items]
Warrants outstanding at period end (in shares)	1,381,486		1,381,486
Warrants outstanding weighted average grant date fair value per share	$ 7.39
Warrant exercisable, weighted average price per share (in shares)	$ 7.24
Warrants outstanding intrinsic value	$ 5,800,000		$ 5,800,000
Warrants exercisable intrinsic value	4,000,000		$ 4,000,000
Compensation cost related to granted nonvested warrants expected to be recognized over a weighted average period	$ 700,000
Warrant nonvested, period for recognition	2 months 12 days
Warrant exercisable, weighted average exercise period	2 years 6 months
Warrants Exchange For Preferred Shares
Capital Unit [Line Items]
Warrants granted (in shares)		1,462,119
Weighted average price per share (in usd per share)		$ 3.23
Warrants granted, fair value on grant date		$ 10,215,000
Warrants outstanding at period end (in shares)	1,462,119		1,462,119
Warrants outstanding, exercise price (in dollars per share)	$ 3.23		$ 3.23
Warrants outstanding, fair value on grant date	$ 10,215,000		$ 10,215,000
Exercisable at period end (in shares)	1,050,199		1,050,199
Warrant exercisable, weighted average price per share (in shares)	$ 3.23		$ 3.23
Exercisable, fair value at grant date	$ 7,199,000		$ 7,199,000
Series E Preferred Shares in Exchange for Software License
Capital Unit [Line Items]
Number of warrants (in shares)				411,219
Series E Preferred Shares in Exchange for One Year of Software Development Services
Capital Unit [Line Items]
Number of warrants (in shares)				411,219
Third Warrant
Capital Unit [Line Items]
Warrants granted (in shares)			639,678
Series E
Capital Unit [Line Items]
Number of warrants (in shares)				2,467,319